PHOENIX INSIGHT FUNDS TRUST
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301


                                  May 23, 2006


BY EDGAR

Securities and Exchange Commission
100 F Street, N.W.
Washington, DC  20549

                           Phoenix Insight Funds Trust
                       1933 Act Registration No. 33-64915
                       1940 Act Registration No. 811-7447

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Phoenix Insight Funds Trust (formerly named Harris Insight Funds Trust) (the "Trust") certifies that:

     a. the form of prospectus for the N Shares of the Money Market Funds and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in post-effective amendment number 43 to the Trust's registration statement on Form N-1A; and

     b. the text of post-effective amendment number 43 to the Trust's registration statement was filed with the Commission via EDGAR on May 17 2006.

                                            Very truly yours,

                                            Phoenix Insight Funds Trust

                                            /s/ Kevin J. Carr
                                            ---------------------------------
                                            By:  Kevin J. Carr
                                            Its:  Vice President and Secretary